Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash	$ 28,343	$ 1,042
Accounts Receivable	14,129	31,186
Total Current Assets	42,472	32,321
Fixed Assets
Intellectual Property	70,000	70,000
Furniture & Computer Equip.	30,000	30,000
Accumulated Amortization and Depreciation	(98,929)	(43,498)
Total Fixed Assets	1,071	56,502
Total Assets	43,543	88,733
Current Liabilities
Accrued income tax payable
Total Current Liabilities
Total Liabilities
Common Stock $.001 Par Value 25,000,000 Shares Authorized 8,585,977shares issued and outstanding	8,586	8,586
Paid in Capital	24,555	24,555
Accumulated (Deficit) Earnings	10,402	55,592
Total Stockholders Equity	43,543	88,733
Total Liabilities And Stockholder Equity	$ 43,543	$ 88,733